UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-21458
Man-Glenwood Lexington TEI, LLC
(Exact name of registrant as specified in charter)

One Rockefeller Center, 16th Floor
New York, NY 10020
(Address of principal executive offices) (Zip code)
Orly Lax
One Rockefeller Center, 16th Floor
New York, NY 10020
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-646-452-9700
Date of fiscal year end: March 31, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
Registrant invests substantially all of its assets in Man-Glenwood Lexington TEI, LDC, which in turn invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the “Portfolio Company”). As of December 31, 2010, the registrant owned 16.72% of the Portfolio Company. The Portfolio Company’s schedule of investments as of December 31, 2010 is as follows:

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
SCHEDULE OF INVESTMENTS (IN LIQUIDATION) (UNAUDITED)
DECEMBER 31, 2010

			%* of
Investment Funds	Cost	Fair Value	Net Assets
Event Driven
Castlerigg Partners LP	$205,433	$137,854	2.21%
Centaurus Alpha Fund LP	7,207	5,224	0.08%
Cerberus SPV, LLC	1,830,087	2,050,385	32.85%
Greywolf Capital Partners II, LP	248,799	150,882	2.42%
King Street Capital, LP	73,634	223,118	3.57%
Liberty Harbor I, LLC	79,543	72,277	1.16%
Owl Creek II LP	107,488	130,857	2.10%
Steel Partners Holdings, LP	18,918	18,978	0.30%
Steel Partners II Liquidating Series Trust	403,076	335,557	5.38%
Steel Partners II, LP	7,922	—	0.00%
TPG Credit Opportunities Fund LP	1,023,737	958,970	15.37%
ValueAct Capital Partners, LP	944,077	477,483	7.65%

Total Event Driven	4,949,921	4,561,585	73.09%

Global Macro
Black River Commodity Multi-Strategy Fund, LLC	52,490	66,224	1.06%
Touradji Global Resources Holdings LLC	219,134	381,359	6.11%

Total Global Macro	271,624	447,583	7.17%

Managed Futures
Robeco Transtrend Diversified Fund LLC	1,677,091	1,888,178	30.26%

Total Managed Futures	1,677,091	1,888,178	30.26%

Relative Value
Amaranth Partners, LLC	683,715	249,784	4.00%

Total Relative Value	683,715	249,784	4.00%

Total Investment Funds	$7,582,351	$7,147,130	114.52%

*	Percentages are based on net assets of $6,241,083.
Amounts designated as “—” are $0.
At December 31, 2010, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $7,582,351. At December 31, 2010, accumulated net unrealized depreciation on investment funds was $(435,221), consisting of $780,257 of gross unrealized appreciation and $(1,215,478) of gross unrealized depreciation.

The table below sets forth information about the level within the fair value hierarchy at which the Portfolio Company investments are measured at December 31, 2010:

Fair Value Measurements
		Quoted Prices in	Significant Other	Significant Other
		Active Markets for	Observable	Unobservable
	Fair Value as of	Identical Assets	Inputs	Inputs
Description	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Investment Funds	$7,147,130	$—	$1,888,178	$5,258,952

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Beginning Balance as of 4/1/10	$9,369,492
Purchases (sales), net	(4,058,033)
Realized gain	1,052,177
Change in unrealized depreciation	(309,011)
Transfers into Level 3	(795,673)

Ending Balance as of 12/31/10	$5,258,952

Changes in net depreciation included in earnings related to investments still held at reporting date	$(955,259)

For information on the Portfolio Company’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.
There were no significant changes or corrective actions that occurred during the Registrant’s last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting as defined in Rule 30a-3(d) of the Investment Company Act of 1940 (“1940 Act”) or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant’s internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Man-Glenwood Lexington TEI, LLC

By:	/s/ John B. Rowsell John B. Rowsell
Principal Executive Officer

Date: March 1, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John B. Rowsell Principal Executive Officer

Date: March 1, 2011

By:	/s/ Alicia B. Derrah Alicia B. Derrah
Principal Financial Officer

Date: March 1, 2011